March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Income Trust, Inc. (BKT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust(a)(b)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30	83	—
Total Asset-Backed Securities — 0.0% (Cost: $35,962)		—
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(b) — 0.6%
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(c)	24	23,108
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(c)	27	26,842
COLT Mortgage Loan Trust, Series 2022-2, Class A1, 3.99%, 02/25/67	93	88,618
CSMC, Series 2022-ATH1, Class A1A, 3.87%, 01/25/67(c)	76	73,686
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(c)	181	161,560
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(c)	149	124,544
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(c)	74	61,366
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(c)	72	59,407
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69	70	70,762
JP Morgan Mortgage Trust(c)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	83	81,596
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	73	63,520
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(c)	78	67,854
MFA Trust, Series 2020-NQM1, Class A1, 2.48%, 03/25/65(c)	22	21,408
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(c)	75	64,937
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(c)	121	120,236
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(c)	113	112,252
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(c)	74	64,597
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(c)	124	123,505
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(c)	200	179,483
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(c)	91	82,375
Verus Securitization Trust
Series 2022-1, Class A1, 3.72%, 01/25/67	65	61,496
Series 2022-3, Class A1, 5.13%, 02/25/67	256	244,989
Series 2024-6, Class A1, 5.80%, 07/25/69	91	91,301
		2,069,442
Commercial Mortgage-Backed Securities — 9.1%
1301 Trust, Series 2025-1301, Class A, 5.06%, 08/11/42(b)(c)	210	210,498
1345 Trust, Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.27%, 06/15/42(b)(c)	450	448,594
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ARES Commercial Mortgage Trust(b)(c)
Series 2026-AZURE, Class A, (1 mo. Term SOFR + 1.35%), 5.00%, 03/15/38	$680	$ 680,000
Series 2026-AZURE, Class B, (1 mo. Term SOFR + 1.60%), 5.25%, 03/15/38	140	140,000
ARES Trust, Series 2025-IND3, Class A, (1 mo. Term SOFR + 1.50%), 5.17%, 04/15/42(b)(c)	212	212,000
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.02%, 08/15/39(b)(c)	135	135,019
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1 mo. Term SOFR + 1.80%), 5.47%, 05/15/35(b)(c)	481	478,446
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 4.59%, 03/15/37(b)(c)	290	274,786
Benchmark Mortgage Trust, Series 2025-V18, Class B, 5.94%, 10/15/58	200	202,766
BFLD Commercial Mortgage Trust(b)(c)
Series 2025-5MW, Class A, 4.67%, 10/10/42	510	505,975
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.17%, 11/15/42	335	334,582
Series 2025-660F, Class B, (1 mo. Term SOFR + 1.80%), 5.47%, 11/15/42	130	129,675
BFLD Trust(b)(c)
Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.22%, 06/15/42	345	343,899
Series 2025-FPM, Class A, 4.68%, 10/10/40	263	263,913
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.36%, 03/15/40(b)(c)	472	472,163
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.60%, 03/15/57(c)	145	150,133
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, 5.02%, 11/05/42(b)(c)	160	158,968
BPR Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(b)	190	194,576
BRCK Trust, Series 2025-830B, Class A, 4.48%, 12/10/42(b)(c)	805	797,012
BSTN Commercial Mortgage Trust(b)(c)
Series 2025-1C, Class A, 5.01%, 06/15/44	155	157,632
Series 2025-HUB, Class A, 4.57%, 04/13/41	145	144,814
BX Commercial Mortgage Trust(b)(c)
Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 4.97%, 12/15/39	180	180,349
Series 2024-XL4, Class A, (1 mo. Term SOFR + 1.44%), 5.11%, 02/15/39	270	270,431
Series 2025-BCAT, Class A, (1 mo. Term SOFR + 1.38%), 5.05%, 08/15/42	570	570,179
Series 2025-JDI, Class A, (1 mo. Term SOFR + 1.40%), 5.07%, 11/15/42	525	524,793
Series 2026-VLT9, Class A, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/45	553	550,323
BX Trust(b)(c)
Series 2024-BIO, Class A, (1 mo. Term SOFR + 1.64%), 5.31%, 02/15/41	145	144,636
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.16%, 06/15/41	105	104,344
Series 2025-ARIA, Class A, 5.03%, 12/13/42	910	914,791
Series 2025-LIFE, Class A, 5.88%, 06/13/47	330	330,948
Series 2025-LUNR, Class A, (1 mo. Term SOFR + 1.50%), 5.17%, 06/15/40	447	447,918
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 10/15/42	209	208,478

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(b)(c) (continued)
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.07%, 06/15/35	$362	$ 362,000
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 03/15/42	615	610,772
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.37%, 12/15/44	760	757,625
CEDR Commercial Mortgage Trust 2022-SNAI, Series 2022-SNAI, Class A, (1 mo. Term SOFR + 0.99%), 4.66%, 02/15/39(b)(c)	575	568,217
CENT, Series 2025-CITY, Class A, 4.92%, 07/10/40(b)(c)	335	337,402
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/40(b)(c)	935	928,686
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.07%, 10/15/37(b)(c)	283	282,823
Citigroup Commercial Mortgage Trust, Series 2023- SMRT, Class A, 5.82%, 10/12/40(b)(c)	340	346,562
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 5.51%, 06/15/41(b)(c)	410	408,590
CRB Commercial Mortgage Trust, Series 2025-CRE1, Class A, 3.87%, 09/15/58(b)(c)	1,944	1,926,582
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.51%, 11/15/51(c)	1,873	19,557
CSRO Trust, Series 2023, Class A, 7.12%, 07/12/40(b)	177	182,123
CSTL Commercial Mortgage Trust(b)(c)
Series 2024-GATE, Class A, 4.76%, 11/10/41	425	423,872
Series 2025-GATE2, Class A, 4.56%, 11/10/42	290	285,105
Series 2026-GATE3, Class A, 4.69%, 02/10/43	482	476,828
DBC Mortgage Trust, Series 2025-DBC, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 11/15/42(b)(c)	565	564,647
DK Trust, Series 2025-LXP, Class A, (1 mo. Term SOFR + 1.59%), 5.27%, 08/15/37(b)(c)	73	73,000
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 4.80%, 08/10/42(b)(c)	215	216,984
Extended Stay America Trust(b)(c)
Series 2025-ESH, Class A, (1 mo. Term SOFR + 1.30%), 4.97%, 10/15/42	190	190,000
Series 2026-ESH2, Class A, (1 mo. Term SOFR + 1.20%), 4.87%, 02/15/43	342	341,784
GS Mortgage Securities Corp. Trust, Series 2023-FUN, Class A, (1 mo. Term SOFR + 2.09%), 5.76%, 03/15/28(b)(c)	280	280,788
GSAT Trust, Series 2025-BMF, Class A, (1 mo. Term SOFR + 1.50%), 5.17%, 07/15/40(b)(c)	645	644,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/40(b)(c)	460	470,703
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/42(b)(c)	553	560,277
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 4.55%, 11/05/37(b)(c)	100	99,665
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 03/15/42(b)(c)	510	508,725
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.37%, 03/15/40(b)(c)	90	90,006
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.21%, 12/15/39(b)(c)	$143	$ 142,326
LEX Trust, Series 2026-450, Class B, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/43(b)(c)	405	402,212
LQR Trust, Series 2025-CALI, Class A, (1 mo. Term SOFR + 1.60%), 5.27%, 01/15/43(c)	669	664,420
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.44%, 10/15/42(b)(c)	220	218,998
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	584,081
MLTI Trust, Series 2026-SF75, Class B, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/31(b)(c)	279	277,605
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.08%, 03/15/39(b)(c)	235	234,853
NCMF Trust, Series 2025-MFS, Class A, 4.88%, 06/10/33(b)(c)	493	491,202
NJ WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/35(b)(c)	320	328,765
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, (1 mo. Term SOFR + 1.39%), 5.07%, 10/15/40(b)(c)	580	579,457
NYC Commercial Mortgage Trust(b)(c)
Series 2025-28L, Class A, 4.67%, 11/05/38	156	155,341
Series 2025-3BP, Class A, (1 mo. Term SOFR + 1.21%), 4.89%, 02/15/42	510	506,812
NYC Commercial Mortgage Trust 2026-1PARK, Series 2026-1PARK, Class A, (1 mo. Term SOFR + 1.25%), 4.93%, 02/15/43(b)(c)	275	273,883
NYCT Trust, Series 2025-77C, Class A, 4.79%, 01/10/36(b)(c)	1,455	1,443,352
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(b)	89	90,431
PLYM Commercial Mortgage Trust, Series 2026-IND, Class A, (1 mo. Term SOFR + 1.25%), 4.92%, 03/15/43(b)(c)	935	930,325
PRM Trust, Series 2025-PRM6, Class A, 4.48%, 07/05/33(b)(c)	394	390,918
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.11%, 04/15/42(b)(c)	476	477,056
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1 mo. Term SOFR + 1.39%), 5.06%, 05/15/39(b)(c)	111	110,653
SHRN Trust, Series 2025-MF18, Class A, (1 mo. Term SOFR + 1.20%), 4.87%, 10/15/40(b)(c)	500	498,750
SLG Commercial Mortgage Trust(b)(c)
Series 2026-PAT, Class A, 4.45%, 02/15/39	202	200,341
Series 2026-PAT, Class B, 4.71%, 02/15/39	175	173,501
UNIV Trust, Series 2025-APTS, Class A, (1 mo. Term SOFR + 1.65%), 5.32%, 11/15/42(b)(c)	640	637,752
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.06%, 08/17/36(b)	583	569,309
Series 2018-C44, Class XA, 0.70%, 05/15/51	4,300	51,197
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 4.99%, 07/15/40(b)(c)	231	236,148
		33,310,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	$97	$ 21,142
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	16,119	2
		21,144
Principal Only Collateralized Mortgage Obligations(d) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2.58%, 02/25/36	73	51,984
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	43	25,046
		77,030
Total Non-Agency Mortgage-Backed Securities — 9.7% (Cost: $35,583,454)		35,477,638
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.3%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	383,019
1.84%, 01/25/36	500	385,278
Federal Home Loan Banks, 1.61%, 01/27/33	300	251,470
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000	11,034,100
		12,053,867
Collateralized Mortgage Obligations — 50.4%
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,141	1,221,642
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 7.73%, 08/25/35(c)	15	15,857
Series 2010-134, Class DB, 4.50%, 12/25/40	4,168	4,131,458
Series 2010-136, Class CY, 4.00%, 12/25/40	2,089	2,040,843
Series 2010-47, Class JB, 5.00%, 05/25/30	769	775,354
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350	13,853,347
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,823	2,740,894
Series 2011-99, Class CB, 4.50%, 10/25/41(f)	20,462	20,251,289
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,512,822
Series 2017-90, Class WB, 3.00%, 11/25/47	433	352,697
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 2.83%, 05/25/48(c)	3,260	2,765,979
Series 2018-50, Class EB, 4.00%, 07/25/48	1,804	1,755,851
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	4,171,949
Series 2020-79, Class JA, 1.50%, 11/25/50	161	148,289
Series 2022-10, Class PZ, 3.50%, 02/25/52	1,519	1,208,440
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	918,903
Series 2022-31, Class BZ, 4.00%, 10/25/51	769	661,052
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.11%, 02/25/55(c)	180	181,178
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.26%, 05/25/55(c)	234	236,650
Series 2025-74, Class AT, 5.00%, 09/25/55	10,736	10,653,808
Series 5178, Class CY, 2.00%, 01/25/42	4,663	3,293,311
Series 5231, Class ZA, 4.00%, 06/25/52	5,238	4,354,633
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.06%, 11/25/54(c)	669	672,808
Series 5499, Class FW, (30-day Avg SOFR + 1.40%), 5.06%, 02/25/55(c)	4,806	4,843,119
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	75	78,595
Series 2731, Class ZA, 4.50%, 01/15/34	886	883,208
Series 2927, Class BZ, 5.50%, 02/15/35	659	674,113
Series 3762, Class LN, 4.00%, 11/15/40	1,950	1,865,543
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 3856, Class PB, 5.00%, 05/15/41	$4,850	$ 4,910,242
Series 3963, Class JB, 4.50%, 11/15/41	368	363,787
Series 4016, Class BX, 4.00%, 09/15/41	12,201	11,920,490
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,434,481
Series 4299, Class JY, 4.00%, 01/15/44	1,000	947,734
Series 4398, Class ZX, 4.00%, 09/15/54	394	363,165
Series 4615, Class LB, 4.50%, 09/15/41	5,813	5,731,518
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,917,921
Series 4774, Class L, 4.50%, 03/15/48	3,945	3,881,152
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,025,792
Series 4921, Class NL, 3.00%, 10/25/49	504	334,708
Series 5230, Class DL, 3.50%, 09/25/44	400	345,166
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,979,613
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 4.86%, 11/25/54(c)	580	582,241
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 4.96%, 11/25/54(c)	449	451,341
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	348	340,224
Series 2019-1, Class MA, 3.50%, 07/25/58	672	652,813
Series 2019-2, Class MA, 3.50%, 08/26/58	276	266,723
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	8	7,961
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	5,889	5,753,895
Series 2012-16, Class HJ, 4.00%, 09/20/40	3,941	3,827,557
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,611	9,089,560
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,981	6,068,540
Series 2022-176, Class JZ, 4.50%, 10/20/52	4,773	4,298,470
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,775	3,876,971
Series 2023-131, Class PZ, 5.50%, 09/20/53	10,112	10,240,241
Series 2025-214, Class DI, 5.50%, 12/20/55	3,550	773,891
Series 2026-34, Class MI, 5.50%, 02/20/56	16,905	3,710,340
		183,360,169
Commercial Mortgage-Backed Securities(c) — 0.3%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 0.87%, 06/25/29	1,361	33,485
Series K104, Class X1, 1.11%, 01/25/30	1,290	45,156
Series K105, Class X1, 1.51%, 01/25/30	1,771	86,681
Series K107, Class X1, 1.58%, 01/25/30	1,193	61,793
Series K109, Class X1, 1.57%, 04/25/30	913	47,898
Series K110, Class X1, 1.64%, 04/25/30	364	19,616
Series K113, Class X1, 1.37%, 06/25/30	1,561	73,981
Series K115, Class X1, 1.31%, 06/25/30	1,912	89,246
Series K120, Class X1, 1.03%, 10/25/30	3,788	143,176
Series K122, Class X1, 0.87%, 11/25/30	1,628	54,169
Ginnie Mae
Series 2013-63, Class IO, 0.71%, 09/16/51	2,109	47,794
Series 2014-169, Class IO, 0.58%, 10/16/56	11,299	239,234
		942,229
Interest Only Collateralized Mortgage Obligations — 11.6%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	10	289
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 2.82%, 05/25/36(c)	1,450	142,232
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 2.22%, 12/25/41(c)	8,919	896,769
Series 2012-47, Class NI, 4.50%, 04/25/42	124	15,452
Series 2013-10, Class PI, 3.00%, 02/25/43	2,905	341,170

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2013-45, Class EI, 4.00%, 04/25/43	$1,092	$ 86,439
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 2.47%, 09/25/45(c)	5,695	322,733
Series 2020-12, Class JI, 4.50%, 03/25/50	5,510	1,291,262
Series 2021-13, Class AI, 4.00%, 01/25/49	15,702	2,813,762
Series 2021-23, Class CI, 3.50%, 07/25/46	14,102	2,504,742
Series 2021-26, Class AI, 3.50%, 05/25/50	20,713	3,770,020
Series 2021-67, Class IG, 3.00%, 10/25/51	5,383	873,476
Series 5119, Class IC, 4.00%, 06/25/51	15,724	3,169,870
Freddie Mac REMICS
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 2.21%, 09/15/41(c)	11,655	1,117,811
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 2.21%, 11/15/41(c)	6,466	591,975
Series 4026, Class IO, 4.50%, 04/15/32	302	17,005
Series 4706, Class IG, 4.00%, 07/15/47	10,040	1,899,966
Series 5013, Class JI, 4.00%, 09/25/50	14,802	3,038,590
Series 5083, Class IN, 4.50%, 07/25/32	6,476	439,091
Series 5116B, Class CI, 3.00%, 06/25/51	15,117	1,984,467
Series 5138, Class IP, 3.00%, 04/25/51	14,513	2,449,735
Series 5236, Class JI, 4.00%, 02/25/52	24,215	2,640,107
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.68%, 12/16/39(c)	334	32,535
Series 2011-52, Class MJ, (1 mo. Term SOFR + 6.54%), 2.86%, 04/20/41(c)	1,484	108,690
Series 2012-97, Class JS, (1 mo. Term SOFR + 6.14%), 2.46%, 08/16/42(c)	1,480	44,955
Series 2020-146, Class IO, 3.50%, 10/20/50	4,855	911,613
Series 2020-151, Class MI, 2.50%, 10/20/50	24,295	3,534,247
Series 2021-193, Class IA, 3.00%, 11/20/51	11,880	1,952,072
Series 2021-87, Class NI, 3.00%, 05/20/51	6,448	1,072,576
Series 2022-10, Class IT, 3.50%, 01/20/52	10,359	1,555,757
series 2022-60H, Class IH, 2.50%, 02/20/51	18,730	2,665,750
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	2,380	2
		42,285,160
Mortgage-Backed Securities — 62.1%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(f)	24,742	23,403,983
Freddie Mac Mortgage-Backed Securities
5.50%, 01/01/39	2,824	2,893,321
4.00%, 05/01/39	114	111,393
3.50%, 01/01/46	619	582,685
Ginnie Mae Mortgage-Backed Securities
8.00%, 06/15/27	— (g)	125
5.00%, 11/15/35 - 10/20/39	724	740,570
6.50%, 12/20/54 - 02/20/56	5,310	5,573,338
6.00%, 04/20/55 - 03/20/56	12,832	13,209,726
7.00%, 06/20/55	604	629,863
5.50%, 07/20/55 - 03/20/56	4,266	4,339,079
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	373	353,017
5.50%, 02/01/33 - 04/01/55(f)(h)	44,913	45,358,822
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 06/01/33 - 04/13/56(f)(h)(i)	$29,190	$ 29,113,743
4.00%, 09/01/33 - 04/13/56(f)(i)	29,015	27,678,021
3.50%, 02/01/35 - 05/13/56(f)(i)	10,507	9,650,349
6.00%, 02/01/36 - 01/01/55(f)	21,802	22,320,105
6.50%, 10/01/38 - 10/01/53	1,339	1,403,615
4.50%, 04/01/39 - 07/01/52(f)	8,682	8,489,107
2.50%, 04/16/41(i)	180	170,007
3.00%, 03/01/43 - 04/13/56(i)	33,916	29,832,709
		225,853,578
Principal Only Collateralized Mortgage Obligations(d) — 1.2%
Fannie Mae Interest Strip
Series 337, Class 1, 4.98%, 07/25/33	1,106	970,625
Series 397, Class 1, 4.68%, 09/25/39	1,578	1,249,527
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	4	3,598
Fannie Mae REMICS
Series 2002-13B, Class PR, 4.00%, 03/25/32	7	7,032
Series 2011-90, Class AO, 4.41%, 09/25/41	2,675	2,077,657
		4,308,439
Total U.S. Government Sponsored Agency Securities — 128.9% (Cost: $492,150,914)		468,803,442
U.S. Treasury Obligations
U.S. Treasury Bonds
2.25%, 05/15/41(f)	840	612,051
2.75%, 11/15/42	917	697,457
2.88%, 05/15/52(f)	1,525	1,057,611
U.S. Treasury Notes(f)
4.38%, 11/30/28	700	709,680
4.00%, 01/31/29 - 02/15/34	820	821,541
4.25%, 02/28/29 - 06/30/31	1,190	1,204,591
4.13%, 03/31/29	450	453,744
4.63%, 04/30/29	2,700	2,761,172
1.13%, 02/15/31	330	289,291
Total U.S. Treasury Obligations — 2.4% (Cost: $8,602,446)		8,607,138
Total Long-Term Investments — 141.0% (Cost: $536,372,776)		512,888,218

Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(j)(k)	2,960,472	2,960,472

Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Sponsored Agency Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 8.00%, 12/15/26 - 01/15/27	$1	$ 779
U.S. Treasury Obligations — 0.7%
U.S. Treasury Notes(f)
4.13%, 10/31/26	850	851,494
4.25%, 11/30/26 - 12/31/26	1,600	1,605,586
		2,457,080
Total Short-Term Securities — 1.5% (Cost: $5,407,946)		5,418,331
Total Investments Before Borrowed Bonds and TBA Sale Commitments — 142.5% (Cost: $541,780,722)		518,306,549
Borrowed Bonds
U.S. Governments Obligations — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(697,457)
Total Borrowed Bonds — (0.2)% (Proceeds: $(842,347))		(697,457)
TBA Sale Commitments(i)
Mortgage-Backed Securities — (1.6)%
Uniform Mortgage-Backed Securities
3.50%, 04/13/56	(6,117)	(5,607,112)
4.50%, 04/13/56	(28)	(27,020)
Total TBA Sale Commitments — (1.6)% (Proceeds: $(5,623,754))		(5,634,132)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 140.7% (Cost: $535,314,621)		511,974,960
Liabilities in Excess of Other Assets — (40.7)%		(148,203,141)
Net Assets — 100.0%		$ 363,771,819

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Rounds to less than 1,000.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 948,102	$ 2,012,370 (a)	$ —	$ —	$ —	$ 2,960,472	2,960,472	$ 26,722	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Wells Fargo Securities, LLC	3.78%	03/11/26	04/13/26	$ 4,986,790	$ 4,997,261	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	15,924,392	15,959,857	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	6,992,227	7,006,910	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Wells Fargo Securities, LLC	3.78%	03/11/26	04/13/26	$ 13,629,193	$ 13,657,814	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	10,941,069	10,964,046	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	10,748,129	10,770,701	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	13,188,348	13,216,044	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	5,500,588	5,512,140	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	3.82	03/25/26	04/02/26	4,596,383	4,599,797	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	3.82	03/25/26	04/02/26	4,538,429	4,541,800	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	3.82	03/25/26	04/02/26	4,299,110	4,302,303	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	3.82	03/25/26	04/02/26	4,332,581	4,335,799	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	3.82	03/25/26	04/02/26	4,596,589	4,600,003	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	3.69	03/31/26	04/01/26	1,469,937	1,470,088	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.71	03/31/26	04/01/26	152,625	152,641	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.72	03/31/26	04/01/26	289,163	289,192	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.73	03/31/26	04/01/26	865,938	866,027	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.75	03/31/26	04/01/26	2,779,096	2,779,386	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	453,375	453,422	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	551,475	551,533	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	719,250	719,325	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	617,400	617,465	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	118,650	118,662	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	152,063	152,078	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	1,075,125	1,075,237	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	707,000	707,074	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	3.76	03/31/26	04/01/26	510,625	510,678	U.S. Treasury Obligations	Up to 30 Days
Wells Fargo Securities, LLC	3.77	03/31/26	04/01/26	3,500,467	3,500,834	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 118,236,017	$ 118,428,117
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	234	06/18/26	$ 25,970	$ (427,549)
5-Year U.S. Treasury Note	88	06/30/26	9,519	(117,145)
				(544,694)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	153	06/18/26	17,356	322,578
U.S. Long Bond	95	06/18/26	10,794	318,734
2-Year U.S. Treasury Note	38	06/30/26	7,884	53,674
				694,986
				$ 150,292
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	35,477,636	2	35,477,638
U.S. Government Sponsored Agency Securities	—	468,803,442	—	468,803,442
U.S. Treasury Obligations	—	8,607,138	—	8,607,138
Short-Term Securities
Money Market Funds	2,960,472	—	—	2,960,472
U.S. Government Sponsored Agency Securities	—	779	—	779
U.S. Treasury Obligations	—	2,457,080	—	2,457,080
Liabilities
Investments
Borrowed Bonds	—	(697,457)	—	(697,457)
TBA Sale Commitments	—	(5,634,132)	—	(5,634,132)
	$2,960,472	$509,014,486	$2	$511,974,960
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 694,986	$ —	$ —	$ 694,986
Liabilities
Interest Rate Contracts	(544,694)	—	—	(544,694)
	$150,292	$—	$—	$150,292

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $118,428,117 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
BMO	BMO Capital Markets
IO	Interest Only
MTN	Medium-Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SDR	Swedish Depositary Receipt
Portfolio Abbreviation (continued)
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced